Securities And Exchange Commission

----------------------------------

Washington, D.C. 20549

Form N-1A

Registration Statement Under The Securities Act Of 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  [21]

And

Registration Statement Under

The Investment Company Act Of 1940  [X]

Amendment No.  [25]

(Check Appropriate Box or Boxes.)

Upright Investments Trust

 (Exact Name Of Registrant As Specified In Charter)

349 Ridgedale Ave.

East Hanover NJ 07936

 (Address Of Principal Executive Office)

Registrant's Telephone Number, Including Area Code:

973-533-1818

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover NJ07936

 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/X /     immediately upon filing pursuant to paragraph (b)

/   /     on (date) pursuant to paragraph (b)

/  /     60 days after filing pursuant to paragraph (a)(1)

/   /     75 days after filing pursuant to paragraph (a)(2)

/   /     on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of East Hanover and the state of New Jersey on February 14, 2014.

Upright Investment Trust

By: /s/ David Y.S. Chiueh

David Y.S. Chiueh

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Date
/s/ David Y.S. Chiueh February 14, 2014 ---------------------------------------------------------------------------------- President, CFO and Trustee
/s/ Alice Chen February 14, 2014 ---------------------------------------------------------------------------------- Trustee
/s/ Carol Jou February 14, 2014 ---------------------------------------------------------------------------------- Chief Compliance Officer and Trustee

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase